CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	389	0
Preferred stock shares outstanding	389	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	4,051,266	1,533
Common stock shares outstanding	4,051,266	1,533